Expense Example - BlackRock 60/40 Target Allocation ETF V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	326
Expense Example, with Redemption, 10 Years	817
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,104